                        COLUMBIA STRATEGIC INVESTOR FUND
                                  (THE "FUND")
          SUPPLEMENT TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION
                              DATED JANUARY 1, 2006

1. The following language is added to the Fund's chart following the heading "OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS" in the section "MANAGEMENT:
PORTFOLIO MANAGERS":

COLUMBIA STRATEGIC INVESTOR FUND

                     OTHER SEC-REGISTERED OPEN-END       OTHER POOLED
                          AND CLOSED-END FUNDS       INVESTMENT VEHICLES      OTHER ACCOUNTS
                     -----------------------------   -------------------   --------------------
                       Number of                      Number of            Number of
PORTFOLIO MANAGERS      accounts      Assets           accounts   Assets    accounts    Assets
------------------     ---------   ------------       ---------   ------   ---------   --------
Jonas Patrikson*           2       $943 million           0         $0         2       $ 40 thousand
Dara White*                2       $943 million           0         $0         2       $300 thousand

*    Information provided is as of December 31, 20005.

2. The following language is added to the Fund's chart following the heading "OWNERSHIP OF SECURITIES" in the section "MANAGEMENT: PORTFOLIO MANAGERS":

COLUMBIA STRATEGIC INVESTOR FUND

                     DOLLAR RANGE OF EQUITY SECURITIES IN THE
PORTFOLIO MANAGERS            FUND BENEFICIALLY OWNED
------------------   ----------------------------------------
Jonas Patrikson *                      None
Dara White *                           None

*    Information provided is as of December 31, 2005.

3. The following language is added to the Fund's chart following the heading "COMPENSATION" in the section "MANAGEMENT: PORTFOLIO MANAGERS":

COLUMBIA STRATEGIC INVESTOR FUND

PORTFOLIO MANAGERS   PERFORMANCE BENCHMARK             PEER GROUP
------------------   ---------------------             ----------
Jonas Patrikson      Russell 3000 Value TR   Morningstar Mid Blend Category
Dara White           Russell 3000 Value TR   Morningstar Mid Blend Category

INT-50/106578-0206                                             February 17, 2006